Advances to Vendors, Net	6 Months Ended
Mar. 31, 2026
Advances to Vendors, Net [Abstract]
ADVANCES TO VENDORS, NET

NOTE 4 — ADVANCES TO VENDORS, NET

Advances to vendors consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Prepayments for virtual technology services	$13,499,833	$10,865,623
Prepayments for digital assets development	1,168,353	3,513,144
Subtotal	$14,668,186	14,378,767
Less: allowance for doubtful accounts	(4,277,867)	(3,913,989)
Total advances to vendors, net	$10,390,319	10,464,778
Less: advances to vendors – noncurrent	266,498	258,224
Advances to vendors – current	$10,123,821	$10,206,554

Advances to vendors primarily consisted of prepayments for virtual technology services, digital marketing and digital assets development outsourced to third party vendors. As of March 31, 2026 and September 30, 2025, the Company recorded allowance for doubtful accounts of $4,277,867 and $3,913,989, respectively. As of March 31, 2026 and September 30, 2025, $266,498 and $258,224 advances made to vendors for digital assets to be acquired were recorded as advances to vendor – non-current in the balance sheets, respectively.

The movement of allowance of doubtful accounts is as follows:

	For the six months ended March 31, 2026	For the year ended September 30, 2025
	(Unaudited)
Balance at beginning of the period	$3,913,989	$1,047,306
Addition	234,801	2,844,244
Foreign exchange translation	129,077	(22,439)
Balance at end of the period	$4,277,867	$3,913,989